UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6332

Oppenheimer Rochester Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2017 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
Municipal Bonds and Notes—102.2%
New York—73.8%
$50,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900%	07/01/2021	04/30/2017A	$50,003
475,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625	07/01/2031	07/01/2021A	507,998
400,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2024	05/01/2024	469,648
300,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2025	05/01/2025	354,990
300,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2026	05/01/2026	356,052
200,000	Albany, NY Capital Resource Corp. (St. Peter’s Hospital)[1]	6.000	11/15/2025	11/15/2020A	232,746
475,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1,2]	4.500	04/01/2018	04/01/2018	473,166
160,000	Albany, NY IDA (H. Johnson Office Park)[1]	5.750	03/01/2018	03/01/2018	161,618
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750	11/15/2022	11/15/2017A	3,092,430
20,000	Blasdell, NY Water System[1]	5.125	06/15/2017	04/30/2017A	20,072
215,000	Brookhaven, NY IDA (Enecon Corp.)[1]	5.800	11/01/2018	05/07/2018B	214,843
500,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2027	11/01/2026A	569,460
1,000,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2028	11/01/2026A	1,132,690
1,000,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2029	11/01/2026A	1,124,210
650,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2030	11/01/2026A	725,920
650,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2031	11/01/2026A	721,779
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2017	07/15/2017	2,350,900
940,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2018	07/15/2018	986,445
460,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2018	07/15/2018	488,285
970,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019	1,051,858
385,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019	425,198
1,750,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	4.000	07/15/2029	01/15/2027A	1,843,082
1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.750	10/01/2026	04/01/2021A	1,541,875

1        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$60,000	Buffalo, NY Fiscal Stability Authority[1]	4.500%	09/01/2019	09/01/2017A	$60,860
980,000	Build NYC Resource Corp. (Chapin School)[1]	5.000	11/01/2026	11/01/2026	1,207,644
825,000	Build NYC Resource Corp. (Pratt Paper)[1]	3.750	01/01/2020	10/13/2018B	841,780
2,000,000	Build NYC Resource Corp. (Royal Charter Properties & Presbyterian Hospital)[1]	4.750	12/15/2026	12/15/2022A	2,206,860
1,395,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2024	07/01/2022A	1,608,574
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2025	07/01/2022A	1,959,608
1,650,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2026	07/01/2022A	1,887,534
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2028	07/01/2022A	1,944,058
600,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2021	08/01/2021	673,362
500,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2022	08/01/2022	567,765
1,000,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2032	08/01/2022A	1,092,700
275,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	4.000	05/01/2017	05/01/2017	275,599
285,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2018	05/01/2018	294,998
295,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2019	05/01/2019	313,653
315,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2020	05/01/2020	341,608
330,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2021	05/01/2021	363,901
345,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2022	05/01/2022	385,117
365,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2023	05/01/2023	409,486
380,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2024	05/01/2024	428,515
400,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2025	05/01/2025	451,836

2        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$415,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000%	05/01/2026	05/01/2026	$469,282
445,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2027	05/01/2026A	499,375
465,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2028	05/01/2026A	519,247
485,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2029	05/01/2026A	537,472
45,000	Colonie, NY GO1	5.500	04/01/2027	04/01/2018A	46,883
20,000	Corning, NY GO1	4.000	12/01/2020	06/01/2017A	20,097
10,000	Deerfield, NY GO1	5.500	06/15/2017	06/15/2017	10,079
10,000	Deerfield, NY GO1	5.500	06/15/2018	06/15/2017A	10,066
15,000	Deerfield, NY GO1	5.500	06/15/2019	06/15/2017A	15,092
15,000	Deerfield, NY GO1	5.500	06/15/2020	06/15/2017A	15,086
2,950,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000	10/01/2030	06/14/2020A	3,022,039
8,600,000	Dutchess County, NY Local Devel. Corp. (Health Quest System/PHCtr/ NDH/VBHosp Obligated Group)[1]	5.000	07/01/2030	07/01/2026A	9,849,150
1,135,000	East Rochester, NY Hsg. Authority (Perinton-Fairport)[1]	4.800	08/01/2019	04/30/2017A	1,138,064
510,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500	08/01/2033	07/19/2018A	510,280
95,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1,2]	6.700	04/01/2021	04/28/2017A	95,330
2,595,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2029	05/01/2018A	2,731,419
600,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2023	04/01/2022A	691,272
525,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2024	04/01/2022A	601,204
500,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2025	04/01/2022A	568,550
700,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2026	04/01/2022A	791,266
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	04/30/2017A	29,616,185
195,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2018	06/01/2018	202,363
205,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2019	06/01/2019	217,903

3        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$125,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000%	06/01/2020	12/08/2019B	$135,306
215,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2020	06/01/2020	233,069
220,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2021	06/01/2021	242,055
145,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2022	12/07/2021B	160,296
235,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2022	06/01/2022	260,387
250,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2023	06/01/2023	279,107
255,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2024	06/01/2024	285,274
155,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2024	12/07/2023B	172,351
270,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2025	06/01/2025	302,700
175,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2026	12/06/2025B	194,302
100,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2027	06/01/2027	111,144
100,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2028	06/01/2027A	110,022
320,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2031	06/01/2027A	344,698
255,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2035	06/01/2027A	269,239
145,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2018	06/01/2018	150,504
155,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2019	06/01/2019	164,937

4        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$160,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000%	06/01/2020	06/01/2020	$173,464
170,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2021	06/01/2021	186,582
180,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2022	06/01/2022	199,377
185,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2023	06/01/2023	205,840
195,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2024	06/01/2024	218,051
205,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2025	06/01/2025	229,893
270,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2023	06/01/2023	290,882
285,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2024	06/01/2024	308,031
835,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2027	06/01/2022A	911,386
500,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)[1]	5.000	09/01/2025	09/01/2022A	571,475
750,000	Glen Cove, NY GO1	6.250	04/01/2024	04/30/2017A	751,822
905,000	Glen Cove, NY GO1	6.250	04/01/2025	04/30/2017A	907,118
1,105,000	Glen Cove, NY GO1	6.250	04/01/2026	04/30/2017A	1,107,541
10,000	Glen Falls, NY GO1	5.250	04/01/2018	10/01/2017A	10,162
285,000	Gloversville, NY GO1	5.800	03/15/2018	09/15/2017A	291,481
20,000	Hudson Falls, NY Central School District[1]	4.750	06/15/2019	06/15/2019	21,216
19,945,000	L.I., NY Power Authority, Series A1	5.000	09/01/2026	09/01/2022A	22,405,615
250,000	L.I., NY Power Authority, Series A1	5.500	04/01/2024	04/01/2019A	271,832
195,000	L.I., NY Power Authority, Series A1	5.700	04/01/2030	04/01/2019A	212,798
1,700,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	04/01/2019A	1,827,857
4,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2024	09/01/2022A	4,551,320
10,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2027	09/01/2022A	11,185,400
14,825,000	L.I., NY Power Authority, Series B1	5.000	09/01/2029	09/01/2022A	16,393,040
8,155,000	L.I., NY Power Authority, Series B1	5.000	09/01/2031	09/01/2026A	9,340,085
6,635,000	L.I., NY Power Authority, Series B1	5.000	09/01/2034	09/01/2026A	7,501,266
70,000	Livonia, NY GO1	5.000	06/15/2020	06/15/2017A	70,418
75,000	Livonia, NY GO1	5.000	06/15/2021	06/15/2017A	75,413
80,000	Livonia, NY GO1	5.000	06/15/2022	06/15/2017A	80,396
85,000	Livonia, NY GO1	5.000	06/15/2023	06/15/2017A	85,393
90,000	Livonia, NY GO1	5.000	06/15/2024	06/15/2017A	90,388
75,000	Livonia, NY GO1	5.000	06/15/2025	06/15/2017A	75,304
375,000	Lockport City, NY GO1	5.000	10/15/2017	10/15/2017	380,152

5        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$395,000	Lockport City, NY GO1	5.000%	10/15/2018	10/15/2018	$410,358
415,000	Lockport City, NY GO1	5.000	10/15/2019	10/15/2019	441,245
20,000	Monroe County, NY Airport Authority (Greater Rochester International Airport)[1]	4.000	01/01/2018	04/30/2017A	20,034
5,000	Monroe County, NY GO1	5.000	06/01/2017	04/30/2017A	5,018
400,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2026	12/01/2022A	448,620
345,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2027	12/01/2022A	384,996
660,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2028	12/01/2022A	733,557
225,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020	04/30/2017A	225,772
350,000	Monroe County, NY Industrial Devel. Corp. (Highland Hospital of Rochester)[1]	5.000	07/01/2026	07/01/2025A	410,868
200,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	10/01/2021A	219,192
615,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2023	06/01/2022A	689,077
4,760,000	Nassau County, NY GO1	5.000	04/01/2027	04/01/2024A	5,484,424
3,160,000	Nassau County, NY GO1	5.000	04/01/2029	04/01/2026A	3,691,259
2,100,000	Nassau County, NY GO1	5.000	01/01/2032	01/01/2026A	2,394,987
300,000	Nassau County, NY IDA (ACDS)[1]	5.950	11/01/2022	03/30/2020B	297,666
190,000	Nassau County, NY IDA (ACDS)[1]	6.000	12/01/2019	12/11/2018B	189,884
1,300,000	Nassau County, NY IDA (CSMR)[1]	5.950	11/01/2022	04/02/2020B	1,289,886
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950	11/01/2022	03/28/2020B	198,444
25,000	Nassau County, NY IDA (Hispanic Counseling Center)[1,2]	6.000	11/01/2017	08/11/2017B	25,018
200,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950	11/01/2022	04/01/2020B	198,444
500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2021	03/01/2020A	553,590
500,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150	11/01/2022	04/13/2019A	500,485
155,000	Nassau County, NY IDA (WORCA)[1]	6.000	12/01/2019	12/14/2018B	154,798
25,000	Nassau County, NY IDA, Series C1	6.000	12/01/2019	12/01/2018B	24,967
5,690,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)[1]	5.000	07/01/2027	07/01/2022A	6,327,906
4,500,000	Nassau County, NY Local Economic Assistance Corp. (Winthrop University Hospital)[1]	5.000	07/01/2027	07/01/2022A	4,992,840
1,100,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000	07/01/2029	07/01/2025A	1,220,637

6        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$6,000,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250%	07/01/2027	04/07/2024B	$ 5,444,460
1,580,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500	07/01/2019	07/15/2018B	1,486,654
450,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650	08/01/2020	04/30/2017A	451,733
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750	02/01/2032	04/30/2017A	2,543,568
200,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750	06/01/2018	04/30/2017A	200,350
750,000	Niagara Falls, NY GO1	5.000	05/15/2028	05/15/2026A	866,415
850,000	Niagara Falls, NY GO1	5.000	05/15/2029	05/15/2026A	974,840
320,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000	05/01/2026	05/01/2022A	354,954
125,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	1.621 [3]	04/01/2024	04/06/2017A	119,375
1,525,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	1.964 [3]	04/01/2024	04/05/2017A	1,448,750
705,000	North Babylon, NY Volunteer Fire Company[1]	5.750	08/01/2022	04/30/2017A	706,516
3,895,000	NY Counties Tobacco Trust I1	6.300	06/01/2019	04/30/2017A	3,895,896
3,720,000	NY Counties Tobacco Trust I1	6.500	06/01/2035	04/30/2017A	3,720,893
3,295,000	NY Counties Tobacco Trust I1	6.625	06/01/2042	04/30/2017A	3,295,857
120,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	04/30/2017A	120,199
135,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	04/30/2017A	135,358
1,655,000	NY Counties Tobacco Trust III (TASC)[1]	6.000	06/01/2043	04/30/2017A	1,655,480
40,000	NY Counties Tobacco Trust IV1	4.250	06/01/2021	04/30/2017A	40,012
4,110,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750	06/01/2026	03/19/2021B	4,078,394
610,000	NY Counties Tobacco Trust VI1	5.625	06/01/2035	01/30/2023B	676,880
2,095,000	NY Counties Tobacco Trust VI1	5.750	06/01/2043	03/06/2034B	2,334,270
10,595,000	NY Counties Tobacco Trust VI1	6.000	06/01/2043	10/11/2026B	11,678,974
40,000	NY Counties Tobacco Trust VI1	6.250	06/01/2025	02/05/2020B	43,708
830,000	NY Counties Tobacco Trust VI1	6.450	06/01/2040	04/29/2032B	963,514
8,040,000	NY Counties Tobacco Trust VI1	6.750	06/01/2035	07/14/2025B	9,270,442
6,185,000	NY MTA (Green Bond)[1]	5.000	11/15/2033	11/15/2026A	7,200,763
2,000,000	NY MTA, Series C1	5.000	11/15/2025	05/15/2018A	2,092,040
14,000,000	NY MTA, Series C1	5.000	11/15/2028	11/15/2022A	16,116,240
10,000,000	NY MTA, Series C1	5.000	11/15/2029	11/15/2022A	11,494,400
5,000,000	NY MTA, Series C1	5.000	11/15/2030	11/15/2022A	5,741,500
60,000	NY MTA, Series C1	6.250	11/15/2023	11/15/2018A	65,096
240,000	NY MTA, Series C1	6.250	11/15/2023	11/15/2018A	260,395
3,450,000	NY MTA, Series D1	5.000	11/15/2024	11/15/2017A	3,536,560
4,000,000	NY MTA, Series D1	5.000	11/01/2025	11/01/2022A	4,638,480

7        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$23,000,000	NY MTA, Series D1	5.000%	11/15/2027	11/15/2019A	$25,213,290
20,000,000	NY MTA, Series D1	5.000	11/15/2029	11/15/2022A	22,988,800
5,000,000	NY MTA, Series D1	5.000	11/15/2031	11/15/2021A	5,614,650
11,800,000	NY MTA, Series D-1[1]	5.000	11/01/2026	11/01/2022A	13,642,924
5,075,000	NY MTA, Series D-1[1]	5.000	11/01/2028	11/01/2022A	5,838,686
7,890,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2017	06/01/2017	7,945,782
2,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2021	06/01/2017A	2,013,660
105,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2021	04/30/2017A	105,357
7,980,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2022	06/01/2017A	8,034,264
7,300,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2022	06/01/2017A	7,349,713
160,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2021	11/15/2018A	170,352
4,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2027	05/15/2027A	4,896,880
5,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2028	11/15/2028	6,189,800
5,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2028	11/15/2022A	5,793,100
4,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	11/15/2022A	4,627,600
11,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	05/15/2027A	13,280,300
2,540,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	11/15/2022A	2,947,314
8,570,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2030	05/15/2027A	10,273,887
1,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2030	11/15/2022A	1,735,350
10,195,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2031	05/15/2027A	12,120,122
385,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2033	11/15/2018A	409,659
615,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2033	11/15/2018A	654,815
5,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2030	06/01/2027A	5,720,500
5,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2031	06/01/2027A	5,676,600
5,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2032	06/01/2027A	5,657,750
5,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2033	06/01/2027A	5,582,300
3,130,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2045	07/09/2025A	3,238,799
100,000	NY Valley Health Devel. Corp.[1]	6.750	05/20/2022	04/30/2017A	100,487
5,000	NYC GO1	5.000	06/01/2023	04/30/2017A	5,017
8,065,000	NYC GO1	5.000	08/01/2023	08/01/2019A	8,794,318
18,760,000	NYC GO4	5.000	08/01/2026	02/01/2023A	21,724,268
22,970,000	NYC GO4	5.000	08/01/2026	02/01/2023A	26,599,490

8        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$26,090,000	NYC GO4	5.000%	08/01/2027	02/01/2023A	$30,020,459
28,685,000	NYC GO4	5.000	08/01/2027	02/01/2023A	33,006,288
19,505,000	NYC GO1	5.000	08/01/2028	08/01/2019A	21,183,795
2,000,000	NYC GO1	5.000	08/01/2029	08/01/2022A	2,289,880
7,820,000	NYC GO1	5.000	10/01/2031	10/01/2022A	8,948,426
5,000	NYC GO1	5.125	08/01/2022	04/30/2017A	5,017
2,560,000	NYC GO1	5.125	12/01/2024	12/01/2017A	2,631,757
3,940,000	NYC GO1	5.125	12/01/2024	12/01/2017A	4,053,590
24,890,000	NYC GO1	5.250	04/01/2028	04/01/2019A	26,902,108
5,000	NYC GO1	5.500	02/15/2026	04/30/2017A	5,019
10,000	NYC GO1	5.500	02/15/2026	04/30/2017A	10,038
5,000	NYC GO1	5.500	06/01/2028	04/30/2017A	5,019
10,000	NYC GO1	5.500	11/15/2037	04/30/2017A	10,037
5,000	NYC GO1	5.750	08/01/2018	04/30/2017A	5,020
50,000	NYC GO1	5.875	06/01/2019	04/30/2017A	50,209
55,000	NYC GO1	5.875	08/01/2019	04/30/2017A	55,230
5,000	NYC GO1	6.000	02/15/2024	04/30/2017A	5,021
45,000	NYC GO1	7.750	08/15/2027	08/15/2017A	46,138
4,725,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020A	5,085,659
1,850,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020A	1,927,052
1,500,000	NYC HDC (Multifamily Hsg.)[1]	5.000	11/01/2030	05/01/2018A	1,515,750
30,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2018	05/01/2018A	30,934
2,805,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2027	05/01/2017A	2,809,993
225,000	NYC HDC (Multifamily Hsg.)[1]	5.150	11/01/2037	05/01/2017A	225,178
260,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	05/01/2018A	262,278
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2028	05/01/2018A	4,870,125
800,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2034	05/01/2019A	844,232
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250	11/01/2023	11/01/2018A	211,812
35,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	04/30/2017A	35,063
2,500,000	NYC HDC, Series B1[1]	5.100	11/01/2027	05/01/2017A	2,504,250
37,400,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	02/15/2020A	40,155,258
100,000	NYC Health & Hospital Corp. (Health System)[1]	5.500	02/15/2021	02/15/2018A	103,890
100,000	NYC IDA (Center for Family Support)[1]	5.800	07/01/2023	10/05/2021B	97,619
330,000	NYC IDA (Comprehensive Care Management)[1]	5.750	08/01/2018	05/01/2017A	330,815
640,000	NYC IDA (Comprehensive Care Management)[1]	5.750	11/01/2018	05/01/2017A	641,574
665,000	NYC IDA (Comprehensive Care Management)[1]	5.750	05/01/2019	04/30/2017A	666,556
300,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	07/01/2017A	300,249
100,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	11/01/2017A	103,926
495,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	11/01/2017A	514,434

9        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$4,240,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125%	11/01/2025	04/30/2017A	$4,254,755
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	04/30/2017A	5,884,003
75,000	NYC IDA (Polytechnic University)[1]	4.550	11/01/2018	11/01/2017A	76,468
30,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2031	04/30/2017A	30,070
200,000	NYC IDA (Queens Baseball Stadium)[1]	6.125	01/01/2029	01/01/2019A	216,094
1,815,000	NYC IDA (Rosco, Inc.)[1]	5.625	06/01/2022	02/03/2020B	1,816,270
500,000	NYC IDA	5.000	07/01/2020	07/01/2020	535,530
250,000	NYC IDA	5.000	07/01/2021	07/01/2021	271,412
750,000	NYC IDA (Yankee Stadium)[1,5]	3.260	03/01/2019	03/01/2019	751,425
3,000,000	NYC IDA (Yankee Stadium)[1,5]	3.290	03/01/2020	03/01/2020	3,000,270
8,655,000	NYC IDA (Yankee Stadium)[1,5]	3.340	03/01/2022	03/01/2022	8,521,800
6,550,000	NYC IDA (Yankee Stadium)[1,5]	3.350	03/01/2023	03/01/2023	6,370,857
195,000	NYC IDA (Yankee Stadium)[1,5]	3.360	03/01/2024	03/01/2024	187,319
200,000	NYC IDA (Yankee Stadium)[1,5]	3.370	03/01/2025	03/01/2025	190,506
985,000	NYC IDA (Yankee Stadium)[1,5]	3.380	03/01/2026	03/01/2026	930,815
1,000,000	NYC IDA (Yankee Stadium)[1,5]	3.390	03/01/2027	03/01/2027	938,710
15,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2031	04/30/2017A	15,035
725,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.350	11/01/2017	11/01/2017	727,081
8,915,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	12/15/2019A	9,836,098
10,755,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	06/15/2021A	12,215,637
30,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2030	06/15/2020A	33,431,400
29,450,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	06/15/2021A	33,338,283
1,535,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	06/15/2019A	1,658,675
6,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	06/15/2017A	6,047,400
50,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2020	06/15/2018A	52,612
1,695,000	NYC Municipal Water Finance Authority[1]	5.500	06/15/2040	06/15/2019A	1,850,313
370,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018A	391,541
410,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018A	432,402
1,245,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018A	1,316,737
150,000	NYC Transitional Finance Authority[1]	5.375	01/15/2030	01/15/2019A	161,173
1,880,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2027	07/15/2022A	2,145,700

10        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$5,250,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000%	01/15/2028	01/15/2018A	$5,417,685
9,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2028	07/15/2022A	10,226,250
10,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2029	07/15/2022A	11,322,300
11,325,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2030	07/15/2022A	12,814,577
9,615,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2025	05/01/2018A	10,041,810
385,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2025	05/01/2018A	402,090
7,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2027	05/01/2018A	7,310,730
1,650,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2027	11/01/2021A	1,895,586
3,730,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2028	05/01/2018A	3,895,575
935,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2028	05/01/2018A	976,505
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2032	05/01/2026A	11,605,500
1,430,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2033	05/01/2026A	1,652,193
10,500,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2034	02/01/2026A	12,039,615
9,500,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2035	02/01/2026A	10,861,350
3,085,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2037	05/01/2026A	3,527,482
6,985,000	NYC Transitional Finance Authority (Future Tax)	5.250	11/01/2027	11/01/2018A	7,454,602
3,215,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	11/01/2018A	3,418,895
1,390,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	02/01/2030	02/01/2021A	1,578,331
195,000	NYC Transitional Finance Authority (Future Tax)	5.250	02/01/2030	02/01/2021A	223,076
4,000,000	NYC Trust for Cultural Resources (Lincoln Center for the Performing Arts)[1]	5.000	12/01/2026	12/01/2026	4,772,960
50,000	NYC Trust for Cultural Resources (Lincoln Center for the Performing Arts)[1]	5.250	12/01/2018	12/01/2018	53,533
630,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.000	04/01/2027	10/01/2018A	668,058
45,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	5.000	04/01/2028	10/01/2018A	47,718
5,000	NYS DA (4201 School Programs)[1]	5.000	07/01/2018	04/30/2017A	5,017

11        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$2,700,000	NYS DA (ALIA-PSCH)[1]	4.800%	12/01/2023	02/21/2021B	$2,674,350
1,255,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2025	07/01/2022A	1,465,940
500,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2028	07/01/2022A	543,785
145,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)[1]	5.750	07/01/2017	04/30/2017A	145,568
3,640,000	NYS DA (Fordham University)[1]	5.000	07/01/2038	07/01/2018A	3,814,538
1,000,000	NYS DA (Health Center/BFCC/ USBFCC Obligated Group)[1]	5.000	11/15/2019	04/30/2017A	1,003,400
1,060,000	NYS DA (Health Quest Systems)[1]	5.250	07/01/2027	07/01/2017A	1,072,148
150,000	NYS DA (Icahn School of Medicine at Mount Sinai)[1]	5.000	07/01/2022	07/01/2020A	166,314
1,110,000	NYS DA (Iona College)[1]	5.000	07/01/2022	07/01/2022	1,236,174
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2023	07/01/2022A	1,107,210
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2024	07/01/2022A	1,099,760
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2025	07/01/2022A	1,092,890
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2026	07/01/2022A	1,086,820
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2027	07/01/2022A	1,082,550
30,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)[1]	5.125	07/01/2021	04/30/2017A	30,065
430,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2018	04/30/2017A	431,471
250,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2022	04/30/2017A	250,847
100,000	NYS DA (Mental Health Services Facilities)[1]	6.250	02/15/2031	08/15/2018A	107,127
1,105,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2025	07/01/2019A	1,161,068
840,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2026	07/01/2019A	881,118
650,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2027	07/01/2019A	679,140
3,365,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2021	02/01/2018A	3,473,185
320,000	NYS DA (Municipal Health Facilities)[1]	4.750	01/15/2029	04/30/2017A	320,995
5,000,000	NYS DA (Municipal Health Facilities)[1]	5.000	01/15/2032	01/15/2018A	5,142,100
100,000	NYS DA (NHlth/LIJMC/NSUH/ FrankHosp/SIUH/NSUHSFCEC&R/ HHA/Shosp/LHH/GCH/FHH/PlainH/ NHlthcare Obligated Group)[1]	5.500	05/01/2030	05/01/2019A	109,110
1,110,000	NYS DA (NHlth/LIJMC/NSUH/ FrankHosp/SIUH/NSUHSFCEC&R/ HHA/Shosp/LHH/GCH/FHH/PlainH/ NHlthcare Obligated Group)[1]	5.000	05/01/2018	05/01/2018	1,157,386
8,475,000	NYS DA (North General Hospital)[1]	5.000	02/15/2025	04/30/2017A	8,502,713
5,665,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019	04/30/2017A	5,687,660

12        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$3,750,000	NYS DA (North General Hospital)[1]	5.750%	02/15/2020	04/30/2017A	$3,983,775
15,000	NYS DA (North Onondaga Public Library)[1]	4.875	07/01/2017	04/30/2017A	15,043
3,395,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024	07/01/2017A	3,433,907
50,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	07/01/2017A	50,619
5,000,000	NYS DA (NYU)[1]	5.000	07/01/2032	07/01/2026A	5,797,950
14,170,000	NYS DA (NYU)[1]	5.250	07/01/2027	07/01/2019A	15,466,413
2,000,000	NYS DA (Orange Regional Medical Center)[1]	4.000	12/01/2020	12/01/2020	2,110,520
1,000,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2022	12/01/2022	1,113,520
2,800,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2023	12/01/2023	3,130,876
1,300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2025	12/01/2025	1,458,912
1,500,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2026	12/01/2026	1,686,600
1,300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2027	06/01/2027A	1,459,133
17,000,000	NYS DA (Personal Income Tax)[1]	5.000	12/15/2029	12/15/2022A	19,564,450
4,105,000	NYS DA (Sales Tax)[1]	5.000	03/15/2031	09/15/2025A	4,811,060
9,990,000	NYS DA (Sales Tax)[1]	5.000	03/15/2032	09/15/2026A	11,732,056
335,000	NYS DA (School District Bond Financing Program), Series C1,2	5.000	10/01/2018	04/04/2018B	344,186
1,025,000	NYS DA (School District Bond Financing Program), Series C1	5.000	10/01/2026	10/01/2022A	1,162,965
2,820,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2026	10/01/2022A	3,212,826
400,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2027	10/01/2022A	451,856
200,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2028	10/01/2022A	225,052
1,690,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2026	10/01/2022A	1,922,612
500,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2027	10/01/2022A	566,265
400,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2028	10/01/2022A	451,196
500,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2029	10/01/2022A	561,605
1,920,000	NYS DA (School District Bond Financing Program), Series K1	5.000	10/01/2027	10/01/2026A	2,259,264
2,190,000	NYS DA (School District Financing)[1]	5.000	10/01/2024	10/01/2022A	2,537,049
2,250,000	NYS DA (School District Financing)[1]	5.000	10/01/2025	10/01/2023A	2,610,045
1,675,000	NYS DA (School District Financing)[1]	5.000	10/01/2025	10/01/2022A	1,924,190

13        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$3,190,000	NYS DA (School District Financing)[1]	5.000%	10/01/2026	10/01/2023A	$3,672,424
2,740,000	NYS DA (School District Financing)[1]	5.000	10/01/2026	10/01/2023A	3,154,370
1,665,000	NYS DA (School District Financing)[1]	5.000	10/01/2026	10/01/2023A	1,919,778
1,885,000	NYS DA (School District Financing)[1]	5.000	10/01/2027	10/01/2023A	2,157,288
2,485,000	NYS DA (School District Financing)[1]	5.000	10/01/2027	10/01/2023A	2,843,561
100,000	NYS DA (Siena College)[1]	5.000	07/01/2018	05/08/2017A	100,324
70,000	NYS DA (Special Act School Districts)[1]	5.750	07/01/2019	04/30/2017A	70,279
2,460,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034	08/15/2019A	2,747,230
815,000	NYS DA (St. John’s University)[1]	5.000	07/01/2027	07/01/2022A	927,552
180,000	NYS DA (St. John’s University)[1]	5.000	07/01/2028	07/01/2022A	204,379
6,850,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	07/01/2022A	7,766,804
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026	08/15/2017A	3,749,745
1,020,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	08/15/2018	08/15/2018	1,076,579
4,660,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2028	02/15/2022A	5,299,492
1,135,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2028	02/15/2022A	1,316,986
19,280,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2028	03/15/2022A	21,958,570
2,800,000	NYS DA (State University of New York)[1]	5.000	07/01/2038	07/01/2018A	2,934,260
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022	04/30/2017A	2,832,662
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	02/15/2019A	268,225
6,730,000	NYS DA (The New School)[1]	5.000	07/01/2023	04/07/2021A	7,507,853
1,000,000	NYS DA (The New School)[1]	5.000	07/01/2029	01/01/2027A	1,160,160
1,500,000	NYS DA (The New School)[1]	5.000	07/01/2030	01/01/2027A	1,728,615
2,600,000	NYS DA (The New School)[1]	5.000	07/01/2031	01/01/2027A	2,979,808
2,500,000	NYS DA (The New School)[1]	5.000	07/01/2032	01/01/2027A	2,847,275
10,000	NYS DA (UCPHCAS/Jawonio/FRC/ CPW/UCPANYS/UCP Obligated Group)[1]	4.250	07/01/2020	04/30/2017A	10,023
65,000	NYS DA (United Cerebral Palsy Assoc. of NYC)[1]	5.750	07/01/2018	04/30/2017A	65,188
25,000	NYS DA (Upstate Community Colleges)[1]	6.000	07/01/2031	01/01/2019A	27,140
40,000	NYS DA (White Plains Hospital)[1]	5.375	02/15/2043	04/30/2017A	40,316
40,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019A	43,582
1,130,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019A	1,142,261
245,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019A	267,310

14        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	4.500%	06/15/2036	04/30/2017A	$20,049
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	4.875	06/15/2020	04/30/2017A	20,794
5,840,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2034	06/15/2026A	6,819,251
45,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000	06/15/2021	04/30/2017A	45,292
3,360,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000	06/15/2034	04/30/2017A	3,533,040
2,050,000	NYS ERDA (New York Electric & Gas Corp.)[1]	2.000 [3]	02/01/2029	05/01/2020C	2,042,292
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250	11/01/2027	11/01/2017A	3,284,742
400,000	NYS HFA (Division Street)[1]	5.000	02/15/2026	04/30/2017A	400,604
555,000	NYS HFA (Golden Age Apartments)[1]	5.000	02/15/2037	04/30/2017A	555,377
3,000,000	NYS HFA (Horizons at Wawayanda)[1]	5.350	06/01/2025	08/01/2017A	3,030,930
25,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250	08/15/2019	04/30/2017A	25,397
230,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2022	04/30/2017A	230,492
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2024	04/30/2017A	1,342,546
300,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2031	04/30/2017A	302,079
1,145,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2026	04/30/2017A	1,147,107
1,530,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2033	04/30/2017A	1,531,912
50,000	NYS HFA (Multifamily Hsg.)[1,2]	6.850	11/01/2019	04/30/2017A	50,196
1,710,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023	11/04/2017A	1,734,538
380,000	NYS HFA (Simeon Dewitt)[1,2]	8.000	11/01/2018	04/30/2017A	381,919
35,000	NYS HFA, Series A1,2	6.125	11/01/2020	04/30/2017A	35,102
5,000,000	NYS Thruway Authority[1]	5.000	01/01/2025	01/01/2018A	5,155,900
10,000,000	NYS Thruway Authority[1]	5.000	01/01/2027	01/01/2022A	11,333,200
15,000,000	NYS Thruway Authority[1]	5.000	01/01/2029	01/01/2022A	16,912,800
100,000	NYS Thruway Authority[1]	5.000	04/01/2029	04/01/2019A	107,777
20,500,000	NYS Thruway Authority[1]	5.000	01/01/2030	01/01/2022A	23,005,920
80,000	NYS Thruway Authority Highway & Bridge Trust Fund[1]	5.000	04/01/2021	10/01/2018A	84,814
1,000,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2030	07/01/2024A	1,094,790
3,250,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2034	07/01/2024A	3,540,713
850,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2036	03/15/2019A	915,017
4,175,000	NYS UDC, Series D1	5.625	01/01/2028	01/01/2019A	4,511,338
600,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2028	05/01/2027A	702,600

15        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$450,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000%	05/01/2029	05/01/2027A	$520,880
835,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2030	05/01/2027A	960,025
600,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2032	05/01/2027A	680,256
465,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000	07/01/2022	07/01/2022	518,824
490,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000	07/01/2023	07/01/2022A	542,533
515,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000	07/01/2024	07/01/2022A	566,376
540,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000	07/01/2025	07/01/2022A	590,161
1,000,000	Onondaga, NY Civic Devel. Corp. (Upstate Properties)[1]	5.500	12/01/2031	12/01/2021A	1,145,920
690,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2019	07/01/2019	735,616
460,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2019	07/01/2019	490,411
730,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020	792,554
485,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020	526,560
505,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021	557,086
765,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021	843,902
805,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2022	07/01/2022	898,179
530,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2022	07/01/2022	591,348
1,915,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital)[1]	5.375	12/01/2021	04/30/2017A	1,921,798
2,000,000	Oyster Bay, NY GO	3.500	02/02/2018	02/02/2018	2,017,880
5,100,000	Oyster Bay, NY GO1	3.500	06/01/2018	06/01/2018	5,139,117
106,875,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	04/30/2017A	108,210,938
46,510,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	04/30/2017A	47,091,375
34,845,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900	12/01/2017	04/30/2017A	35,193,450
39,900,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	04/30/2017A	40,578,300
2,600,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	04/30/2017A	2,612,480

16        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$13,305,000	Port Authority NY/NJ (KIAC)[1]	6.750%	10/01/2019	04/30/2017A	$13,537,838
1,000,000	Port Authority NY/NJ, 151st Series[1]	5.250	09/15/2023	03/15/2018A	1,040,040
2,100,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028	03/15/2018A	2,200,044
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023	05/01/2018A	260,590
11,070,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	05/01/2018A	11,623,168
17,325,000	Port Authority NY/NJ, 169th Series[1]	5.000	10/15/2036	10/15/2021A	18,624,895
7,005,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2025	04/01/2022A	7,919,993
10,000,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2028	04/01/2022A	11,211,900
13,075,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2030	04/01/2022A	14,508,282
12,500,000	Port Authority NY/NJ, 185th Series[1]	5.000	09/01/2026	09/01/2024A	14,499,250
7,500,000	Port Authority NY/NJ, 185th Series[1]	5.000	09/01/2027	09/01/2024A	8,639,475
3,775,000	Port Authority NY/NJ, 186th Series[1]	5.000	10/15/2031	10/15/2024A	4,261,975
5,000,000	Port Authority NY/NJ, 195th Series[1]	5.000	10/01/2035	10/01/2026A	5,636,200
495,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	04/30/2017A	496,564
50,000	Ramapo, NY GO1	4.000	08/01/2017	04/30/2017A	50,127
30,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	4.500	12/01/2019	04/30/2017A	30,083
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	04/30/2017A	1,204,260
575,000	Rockland County, NY GO1	5.000	12/15/2019	12/15/2019	621,610
575,000	Rockland County, NY GO1	5.000	12/15/2020	12/15/2020	631,281
600,000	Rockland County, NY GO1	5.000	12/15/2022	12/15/2022	671,676
10,000	Rockland County, NY Solid Waste Management Authority[1]	4.375	12/15/2020	04/30/2017A	10,028
505,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	04/30/2017A	505,141
150,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625	08/15/2035	04/30/2017A	150,045
195,000	Saratoga County, NY Capital Resource Corp. (Skidmore College)[1]	5.000	07/01/2024	07/01/2024	230,469
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021	06/15/2017A	388,161
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022	06/15/2017A	408,309
300,000	Spring Valley, NY GO1	5.000	05/01/2020	04/30/2017A	300,993

17        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$310,000	Spring Valley, NY GO1	5.000%	05/01/2021	04/30/2017A	$311,008
325,000	Spring Valley, NY GO1	5.000	05/01/2022	04/30/2017A	326,027
335,000	Spring Valley, NY GO1	5.000	05/01/2023	04/30/2017A	336,032
350,000	Spring Valley, NY GO1	5.000	05/01/2024	04/30/2017A	351,047
365,000	Spring Valley, NY GO1	5.000	05/01/2025	04/30/2017A	366,091
1,050,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.250	09/01/2033	03/01/2022A	1,166,351
300,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2024	01/01/2023A	346,356
920,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2025	01/01/2023A	1,054,660
1,345,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2027	01/01/2023A	1,523,629
300,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2028	07/01/2026A	353,448
785,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2030	07/01/2026A	911,652
450,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2031	07/01/2026A	519,062
375,000	Suffern, NY GO1	5.000	03/15/2021	03/15/2021	408,675
395,000	Suffern, NY GO1	5.000	03/15/2022	03/15/2021A	425,352
310,000	Suffern, NY GO1	5.000	03/15/2023	03/15/2021A	331,740
475,000	Suffern, NY GO1	5.000	03/15/2026	03/15/2021A	500,308
400,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.750	06/01/2027	05/08/2022A	401,752
10,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1,2]	6.000	11/01/2017	11/01/2017	10,040
200,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	11/01/2019A	201,260
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	11/01/2019A	301,890
300,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	03/31/2019A	301,890
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	04/30/2017A	302,025
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	04/30/2017A	302,025
1,180,000	Suffolk County, NY IDA (Dowling College)	4.750	06/01/2026	07/04/2024B	1,139,632
2,330,000	Suffolk County, NY IDA (Dowling College)[6]	6.700	12/01/2020	07/01/2019B	698,837
300,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	10/01/2020	04/30/2017A	302,025
1,215,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500	01/01/2023	07/01/2017A	1,214,903
200,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000	10/01/2020	04/30/2017A	201,350
100,000	Suffolk County, NY IDA (WORCA)[1]	6.000	10/01/2020	04/30/2017A	100,675

18        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
New York (Continued)
$1,145,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.000%	06/01/2021	06/01/2021	$1,279,286
1,395,000	Sullivan County, NY Infrastructure (Adelaar)[1,2]	4.850	11/01/2031	11/18/2026B	1,279,243
5,110,000	Sullivan County, NY Infrastructure (Adelaar)[1,2]	4.850	11/01/2031	11/23/2026B	4,688,987
2,115,000	Sullivan County, NY Infrastructure (Adelaar)[1]	4.850	11/01/2031	11/20/2026B	1,939,645
15,085,000	Sullivan County, NY Infrastructure (Adelaar)[1]	4.850	11/01/2031	11/24/2026B	13,834,303
2,165,000	Sullivan County, NY Infrastructure (Adelaar)[1]	4.850	11/01/2031	11/23/2026B	1,985,305
25,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2017	09/01/2017	25,388
75,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2020	09/01/2017A	76,008
30,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2021	09/01/2017A	30,377
100,000	Syracuse, NY Hsg. Authority[1]	5.400	09/01/2023	09/01/2017A	101,191
260,000	Syracuse, NY IDA (Carousel Center)	4.892 [7]	01/01/2018	01/01/2018	248,984
2,205,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2028	01/01/2026A	2,489,555
12,235,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2029	01/01/2026A	13,715,068
90,000	Syracuse, NY IDA (One Center Armory Garage)	6.750	12/01/2017	04/30/2017A	90,117
1,000,000	Troy, NY IDA (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2031	09/01/2021A	1,103,020
170,000	Ulster County, NY Res Rec[1]	5.000	03/01/2018	04/30/2017A	170,588
10,000	Westhampton Beach, NY Union Free School District[1]	4.625	03/01/2027	04/30/2017A	10,030
70,000	White Plains, NY HDC (Battle Hill)[1]	6.650	02/01/2025	09/10/2021B	77,042
2,000,000	Yonkers, NY GO1	5.000	10/01/2023	10/01/2021A	2,272,420
1,000,000	Yonkers, NY GO1	5.000	10/01/2024	10/01/2021A	1,132,050
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000	04/01/2025	04/30/2017A	1,459,350
4,830,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750	06/01/2024	06/01/2019A	5,307,446
835,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2029	06/01/2019D	921,999
					1,767,768,572
U.S. Possessions—28.4%
1,000,000	Guam Education Financing Foundation COP[1]	2.000	10/01/2017	10/01/2017	1,002,480
1,500,000	Guam Education Financing Foundation COP[1]	3.000	10/01/2018	10/01/2018	1,527,525
1,605,000	Guam Education Financing Foundation COP[1]	5.000	10/01/2019	10/01/2019	1,721,025
100,000	Guam Government Business Privilege[1]	5.000	11/15/2017	11/15/2017	101,988

19        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions (Continued)
$1,435,000	Guam Government Business Privilege[1]	5.000%	01/01/2027	01/01/2022A	$1,510,381
3,255,000	Guam Government Business Privilege[1]	5.000	01/01/2028	01/01/2022A	3,411,565
1,000,000	Guam Government Limited Obligation[1]	5.500	12/01/2019	12/01/2019	1,111,980
12,155,000	Guam International Airport Authority[1]	6.000	10/01/2023	08/01/2018A	12,723,611
900,000	Guam Power Authority, Series A1	5.000	10/01/2019	10/01/2019	971,235
1,350,000	Guam Power Authority, Series A1	5.000	10/01/2020	10/01/2020	1,485,756
1,350,000	Guam Power Authority, Series A1	5.000	10/01/2021	10/01/2021	1,511,703
3,185,000	Guam Power Authority, Series A1	5.000	10/01/2025	10/01/2022A	3,610,166
2,690,000	Guam Power Authority, Series A1	5.000	10/01/2026	10/01/2022A	3,044,650
4,000,000	Guam Power Authority, Series A1	5.000	10/01/2030	10/01/2022A	4,476,000
15,250,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2024	07/01/2024	11,819,512
145,635,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	04/30/2017A	146,202,977
52,885,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	04/30/2017A	52,974,904
400,000	Puerto Rico Commonwealth GO5,6,8	2.536	07/01/2021	07/01/2021	280,020
12,600,000	Puerto Rico Commonwealth GO5,9	2.616	07/01/2018	07/01/2018	12,567,492
4,400,000	Puerto Rico Commonwealth GO5,9	2.636	07/01/2019	07/01/2019	4,395,424
6,155,000	Puerto Rico Commonwealth GO5,9	2.656	07/01/2020	07/01/2020	6,131,611
165,000	Puerto Rico Commonwealth GO10	5.000	07/01/2024	07/01/2024	97,456
25,000	Puerto Rico Commonwealth GO10	5.000	07/01/2028	08/06/2026B	14,719
1,895,000	Puerto Rico Commonwealth GO10	5.125	07/01/2031	07/01/2031	1,115,681
500,000	Puerto Rico Commonwealth GO1,9	5.250	07/01/2020	04/30/2017A	501,110
2,430,000	Puerto Rico Commonwealth GO10	5.250	07/01/2021	07/01/2021	1,439,848
2,715,000	Puerto Rico Commonwealth GO10	5.250	07/01/2022	07/01/2022	1,607,008
4,795,000	Puerto Rico Commonwealth GO10	5.250	07/01/2022	07/01/2022	2,838,160
4,575,000	Puerto Rico Commonwealth GO10	5.250	07/01/2023	07/01/2023	2,705,060
270,000	Puerto Rico Commonwealth GO10	5.250	07/01/2024	07/01/2024	159,473
14,850,000	Puerto Rico Commonwealth GO10	5.250	07/01/2024	07/01/2024	8,771,004
16,785,000	Puerto Rico Commonwealth GO10	5.250	07/01/2025	07/01/2025	9,903,318
15,000	Puerto Rico Commonwealth GO10	5.250	07/01/2029	07/01/2029	8,831
6,750,000	Puerto Rico Commonwealth GO10	5.250	07/01/2032	07/01/2032	3,974,062
11,735,000	Puerto Rico Commonwealth GO10	5.250	07/01/2032	10/02/2031B	6,908,981
1,400,000	Puerto Rico Commonwealth GO10	5.375	07/01/2030	07/01/2030	826,000
1,950,000	Puerto Rico Commonwealth GO1,9	5.500	07/01/2019	07/01/2019	2,065,693
440,000	Puerto Rico Commonwealth GO9	5.500	07/01/2020	07/01/2020	473,801
13,100,000	Puerto Rico Commonwealth GO10	5.500	07/01/2023	07/01/2023	7,762,012
240,000	Puerto Rico Commonwealth GO10	5.500	07/01/2026	07/01/2026	141,751
10,000,000	Puerto Rico Commonwealth GO10	6.000	07/01/2029	07/01/2029	5,900,000
600,000	Puerto Rico Commonwealth GO10	6.000	07/01/2038	08/12/2036B	354,000
150,000	Puerto Rico Convention Center Authority[6,8]	5.000	07/01/2023	07/01/2023	85,690

20        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions (Continued)
$2,001,657	Puerto Rico Electric Power Authority	10.000%	07/01/2019	07/01/2019	$1,489,468
2,001,656	Puerto Rico Electric Power Authority	10.000	07/01/2019	07/01/2019	1,489,468
1,501,242	Puerto Rico Electric Power Authority	10.000	01/01/2021	01/01/2021	1,117,101
1,501,243	Puerto Rico Electric Power Authority	10.000	07/01/2021	07/01/2021	1,117,101
500,414	Puerto Rico Electric Power Authority	10.000	01/01/2022	01/01/2022	372,367
500,414	Puerto Rico Electric Power Authority	10.000	07/01/2022	07/01/2022	372,367
28,360,000	Puerto Rico Electric Power Authority, Series AAA[11]	5.250	07/01/2022	07/01/2022	17,937,700
10,920,000	Puerto Rico Electric Power Authority, Series AAA[11]	5.250	07/01/2023	07/01/2023	6,906,900
11,490,000	Puerto Rico Electric Power Authority, Series AAA[11]	5.250	07/01/2024	07/01/2024	7,267,425
11,595,000	Puerto Rico Electric Power Authority, Series AAA[11]	5.250	07/01/2025	07/01/2025	7,333,837
24,000,000	Puerto Rico Electric Power Authority, Series AAA[11]	5.250	07/01/2027	07/01/2027	15,180,000
33,580,000	Puerto Rico Electric Power Authority, Series AAA[11]	5.250	07/01/2028	07/01/2028	21,239,350
4,905,000	Puerto Rico Electric Power Authority, Series CCC[11]	5.250	07/01/2028	07/01/2028	3,102,413
100,000	Puerto Rico Electric Power Authority, Series DDD[11]	5.000	07/01/2022	07/01/2022	63,250
2,915,000	Puerto Rico Electric Power Authority, Series LL9	5.500	07/01/2017	07/01/2017	2,941,002
500,000	Puerto Rico Electric Power Authority, Series PP9	5.000	07/01/2024	04/30/2017A	500,685
285,000	Puerto Rico Electric Power Authority, Series RR9	5.000	07/01/2021	04/30/2017A	288,295
50,000	Puerto Rico Electric Power Authority, Series RR9	5.000	07/01/2022	04/30/2017A	50,578
280,000	Puerto Rico Electric Power Authority, Series RR9	5.000	07/01/2024	04/30/2017A	283,237
175,000	Puerto Rico Electric Power Authority, Series SS9	5.000	07/01/2017	04/30/2017A	175,588
100,000	Puerto Rico Electric Power Authority, Series SS9	5.000	07/01/2022	04/30/2017A	101,156
830,000	Puerto Rico Electric Power Authority, Series SS9	5.000	07/01/2023	04/30/2017A	839,595
12,500,000	Puerto Rico Electric Power Authority, Series WW11	5.250	07/01/2025	07/01/2025	7,906,250
10,040,000	Puerto Rico Electric Power Authority, Series ZZ11	5.000	07/01/2018	07/01/2018	6,350,300

21        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions (Continued)
$5,000,000	Puerto Rico Electric Power Authority, Series ZZ11	5.250%	07/01/2018	07/01/2018	$3,162,500
500,000	Puerto Rico Electric Power Authority, Series ZZ11	5.250	07/01/2026	07/01/2026	316,250
85,000	Puerto Rico HFA[1]	5.000	12/01/2020	04/30/2017A	86,935
5,400,000	Puerto Rico Highway & Transportation Authority[5,9]	3.195	07/01/2028	07/01/2028	3,804,948
95,000	Puerto Rico Highway & Transportation Authority[1,9]	5.000	07/01/2018	07/01/2017A	95,657
90,000	Puerto Rico Highway & Transportation Authority[10]	5.000	07/01/2022	01/22/2021B	14,760
135,000	Puerto Rico Highway & Transportation Authority[10]	5.000	07/01/2023	07/01/2023	22,140
160,000	Puerto Rico Highway & Transportation Authority[6,8]	5.000	07/01/2025	07/01/2025	96,600
835,000	Puerto Rico Highway & Transportation Authority[1,9]	5.000	07/01/2027	04/30/2017A	843,133
90,000	Puerto Rico Highway & Transportation Authority[10]	5.000	07/01/2028	08/06/2026B	14,760
425,000	Puerto Rico Highway & Transportation Authority[10]	5.000	07/01/2028	02/20/2026B	69,700
50,000	Puerto Rico Highway & Transportation Authority[1,9]	5.000	07/01/2028	07/01/2017A	50,141
100,000	Puerto Rico Highway & Transportation Authority[6,8]	5.250	07/01/2017	07/01/2017	60,375
2,900,000	Puerto Rico Highway & Transportation Authority[6,8]	5.250	07/01/2018	07/01/2018	1,750,875
425,000	Puerto Rico Highway & Transportation Authority[1,9]	5.750	07/01/2019	04/30/2017A	430,198
25,000	Puerto Rico Highway & Transportation Authority[10]	5.750	07/01/2019	07/01/2019	4,100
230,000	Puerto Rico Highway & Transportation Authority[10]	5.750	07/01/2020	07/01/2020	37,720
5,060,000	Puerto Rico Highway & Transportation Authority[6,8]	5.750	07/01/2021	07/01/2021	3,054,975
7,995,000	Puerto Rico Highway & Transportation Authority[10]	5.750	07/01/2022	07/01/2022	1,311,180
7,000,000	Puerto Rico Highway & Transportation Authority[10]	5.750	07/01/2024	07/01/2024	1,898,750
400,000	Puerto Rico Highway & Transportation Authority, Series G6,8	5.250	07/01/2019	07/01/2019	241,500
100,000	Puerto Rico Highway & Transportation Authority, Series I6,8	5.000	07/01/2023	07/01/2023	60,375
4,355,000	Puerto Rico Highway & Transportation Authority, Series K10	5.000	07/01/2021	07/01/2021	1,181,294

22        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions (Continued)
$11,000,000	Puerto Rico Highway & Transportation Authority, Series K10	5.000%	07/01/2022	07/01/2022	$2,983,750
12,275,000	Puerto Rico Highway & Transportation Authority, Series K10	5.000	07/01/2023	07/01/2023	3,329,594
12,760,000	Puerto Rico Highway & Transportation Authority, Series K10	5.000	07/01/2024	07/01/2024	3,461,150
14,545,000	Puerto Rico Highway & Transportation Authority, Series K10	5.000	07/01/2025	07/01/2025	3,945,331
16,725,000	Puerto Rico Highway & Transportation Authority, Series K10	5.000	07/01/2026	07/01/2026	4,536,656
780,000	Puerto Rico Infrastructure	5.000	07/01/2019	07/01/2019	138,450
10,000,000	Puerto Rico Infrastructure	6.000	12/15/2026	12/15/2026	3,512,500
895,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250	10/01/2024	08/05/2021B	465,087
2,500,000	Puerto Rico Infrastructure Financing Authority	5.250	12/15/2026	12/15/2026	878,125
4,250,000	Puerto Rico Infrastructure Financing Authority[6,8]	5.500	07/01/2023	07/01/2023	2,735,937
2,000,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2017	04/01/2017	2,000,000
1,155,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2018	04/01/2018	1,162,046
1,165,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2019	04/01/2019	1,176,242
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2021	04/01/2021	655,467
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2022	04/01/2022	652,711
22,900,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024B	21,948,963
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025	04/30/2017A	77,777
1,650,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500	11/15/2020	04/30/2017A	1,678,908
500,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021	516,040
2,185,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700	05/01/2024	03/03/2021B	2,115,998
365,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2021	10/01/2021	300,720
415,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2022	10/01/2022	332,660

23        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions (Continued)
$2,445,000	Puerto Rico ITEMECF (University Plaza)[1,9]	5.625%	07/01/2017	07/01/2017	$2,471,308
355,000	Puerto Rico ITEMECF (University Plaza)[1,9]	5.625	07/01/2018	07/01/2017A	358,710
1,875,000	Puerto Rico ITEMECF (University Plaza)[1,9]	5.625	07/01/2019	07/01/2017A	1,894,406
20,000	Puerto Rico Municipal Finance Agency, Series A1,9	4.750	08/01/2022	04/30/2017A	20,259
500,000	Puerto Rico Municipal Finance Agency, Series A1,9	5.000	08/01/2027	04/30/2017A	514,450
125,000	Puerto Rico Municipal Finance Agency, Series A1,9	5.250	08/01/2017	04/30/2017A	126,353
70,000	Puerto Rico Municipal Finance Agency, Series A1,9	5.250	08/01/2021	04/30/2017A	70,925
9,400,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2023	08/01/2023	3,965,014
10,000,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2024	08/01/2024	4,204,500
40,000	Puerto Rico Municipal Finance Agency, Series A1,9	5.500	07/01/2017	04/30/2017A	40,351
10,245,000	Puerto Rico Municipal Finance Agency, Series C1,9	5.250	08/01/2018	08/01/2018	10,622,836
275,000	Puerto Rico Public Buildings Authority	5.125	07/01/2024	02/02/2024B	142,656
14,280,000	Puerto Rico Public Buildings Authority	5.250	07/01/2029	05/03/2028B	7,336,350
2,060,000	Puerto Rico Public Buildings Authority	5.500	07/01/2021	07/01/2021	1,071,200
2,425,000	Puerto Rico Public Buildings Authority	5.500	07/01/2024	07/01/2024	1,261,000
3,255,000	Puerto Rico Public Buildings Authority	5.500	07/01/2025	07/01/2025	1,684,462
10,000,000	Puerto Rico Public Buildings Authority	5.500	07/01/2026	07/01/2026	5,150,000
1,250,000	Puerto Rico Public Buildings Authority[9]	5.500 [3]	07/01/2035	07/01/2017C	1,258,887
50,000	Puerto Rico Public Buildings Authority	5.750	07/01/2017	07/01/2017	26,062
3,490,000	Puerto Rico Public Buildings Authority	5.750	07/01/2022	07/01/2022	1,819,162
1,400,000	Puerto Rico Public Buildings Authority	5.750 [3]	07/01/2034	07/01/2017A	719,250
3,020,000	Puerto Rico Public Buildings Authority	6.000	07/01/2020	07/01/2020	1,581,725
1,270,000	Puerto Rico Public Buildings Authority	6.250	07/01/2023	07/01/2023	666,750
50,000	Puerto Rico Public Buildings Authority	6.250	07/01/2026	07/01/2026	26,000

24        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions (Continued)
$5,000,000	Puerto Rico Public Buildings Authority	7.000%	07/01/2021	07/01/2021	$2,662,500
205,030,000	Puerto Rico Public Finance Corp., Series A10	6.500	08/01/2028	12/12/2027B	10,456,530
17,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.625	08/01/2030	08/01/2030	6,970,000
73,575,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	08/01/2029	30,165,750
9,960,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250	08/01/2041	04/19/2041B	4,083,600
4,080,000	University of Puerto Rico	5.000	06/01/2025	06/01/2025	1,998,139
2,750,000	University of Puerto Rico	5.000	06/01/2026	06/01/2026	1,338,205
7,470,000	University of Puerto Rico, Series P	5.000	06/01/2021	06/01/2021	3,794,984
8,500,000	University of Puerto Rico, Series P	5.000	06/01/2022	06/01/2022	4,263,090
3,725,000	University of Puerto Rico, Series P	5.000	06/01/2024	06/01/2024	1,841,007
5,645,000	University of Puerto Rico, Series P	5.000	06/01/2030	12/23/2028B	2,733,140
4,930,000	University of Puerto Rico, Series Q	5.000	06/01/2018	06/01/2018	2,715,937
2,490,000	University of Puerto Rico, Series Q	5.000	06/01/2019	06/01/2019	1,302,121
3,515,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021	1,785,725
8,410,000	University of Puerto Rico, Series Q	5.000	06/01/2023	06/01/2023	4,200,795
100,000	University of Puerto Rico, Series Q	5.000	06/01/2024	06/01/2024	49,423
300,000	University of Puerto Rico, Series Q	5.000	06/01/2030	12/22/2028B	145,251
1,500,000	V.I. Public Finance Authority[1]	5.000	09/01/2033	09/01/2025A	1,604,040
4,000,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	4.000	10/01/2022	08/03/2019B	3,357,920
1,425,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	4.000	10/01/2022	08/03/2019B	1,492,103
3,380,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	04/30/2017A	3,528,855
850,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2024	04/30/2017A	888,454
3,760,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	04/30/2017A	3,796,848
1,715,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	04/30/2017A	1,731,807
50,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2027	04/30/2017A	50,490
280,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2028	04/30/2017A	282,744
3,450,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2017	10/01/2017	3,354,987

25        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions (Continued)
$1,125,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000%	10/01/2018	10/01/2018	$1,042,088
6,090,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000	10/01/2019	10/01/2019	5,120,107
1,660,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000	10/01/2020	10/14/2019B	1,468,220
1,500,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000	10/01/2027	11/18/2025B	1,264,065
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.750	10/01/2037	08/08/2034B	500,036
2,330,000	V.I. Public Finance Authority, Series A	5.000	10/01/2018	04/06/2018B	2,158,279
9,285,000	V.I. Public Finance Authority, Series A1	5.000	10/01/2024	11/07/2022B	7,473,125
20,000	V.I. Public Finance Authority, Series C	5.000	10/01/2022	09/22/2021B	16,438
1,405,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	04/30/2017A	1,405,239
100,000	V.I. Water & Power Authority	4.500	07/01/2020	04/30/2017A	100,144
125,000	V.I. Water & Power Authority	4.500	07/01/2028	04/30/2017A	125,234
225,000	V.I. Water & Power Authority	5.000	07/01/2018	04/30/2017A	225,464
125,000	V.I. Water & Power Authority	5.000	07/01/2019	04/30/2017A	125,258
					680,524,832
Total Municipal Bonds and Notes (Cost $2,901,172,324)					2,448,293,404

Shares
Common Stock—0.2%
2,137	CMS Liquidating Trust[12,13] (Cost $6,838,400)			5,823,325

Principal Amount		Coupon	Maturity
Corporate Bond and Note—0.1%
$1,395,000	Dowling College, NY, Series 2015 Taxable Revenue Bond[6] (Cost $1,395,000)	7.500	06/15/2018	1,325,250

Total Investments, at Value (Cost $2,909,405,724)—102.5%				2,455,441,979
Net Other Assets (Liabilities)—(2.5)				(60,196,439)

Net Assets—100.0%				$2,395,245,540

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

D. This issue has been prerefunded to an earlier date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

26        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

3. Represents the current interest rate for a variable or increasing rate security.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the

Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

5. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

7. Zero coupon bond reflects effective yield on the original acquisition date.

8. Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Corporation.

9. Scheduled principal and interest payments are guaranteed by Ambac Assurance Corporation, Assured Guaranty Corporation, or National Public Finance Guarantee.

10. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

11. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

12. Non-income producing security.

13. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
COP	Certificates of Participation
CPW	Cerebral Palsy of Westchester
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FHH	Forest Hills Hospital
FNHC	Ferncliff Nursing Home Company
FrankHosp	Franklin Hospital
FRC	Franziska Racker Centers
GCH	Glen Cove Hospital
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HHA	Huntington Hospital Association
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MMWNHC	Mary Manning Walsh Nursing Home Company
MTA	Metropolitan Transportation Authority

27        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (continued)

NDH	Northern Dutchess Hospital
NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility
Shosp	Southside Hospital
SIUH	Staten Island University Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UCP	United Creative Program
UCPHCAS	United Cerebral Palsy and Handicapped Children’s Association of Syracuse
UCPANYS	United Cerebral Palsy Association of New York State
UDC	Urban Development Corporation
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
VBHosp	Vassar Brothers Hospital
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.

28        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS March 31, 2017 Unaudited

1. Organization

Oppenheimer Rochester Limited Term New York Municipal Fund (the “Fund”), a series of Rochester Portfolio Series, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub- Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and

29        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

“asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker

30        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

2. Securities Valuation (Continued)

source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$1,767,069,735	$698,837	$1,767,768,572
U.S. Possessions	—	674,566,960	5,957,872	680,524,832
Common Stock	—	—	5,823,325	5,823,325
Corporate Bond and Note	—	1,325,250	—	1,325,250

Total Assets	$—	$2,442,961,945	$12,480,034	$2,455,441,979

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

31        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying

32        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse

33        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $48,250,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $111,350,505 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $48,250,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

34        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 11,485,000	NYC GO Tender Option Bond Series 2015-XF2155 Trust[3]	8.728%	8/1/26	$15,114,490
9,380,000	NYC GO Tender Option Bond Series 2015-XF2155- 2 Trust[3]	8.728	8/1/26	12,344,268
13,045,000	NYC GO Tender Option Bond Series 2015-XF2155- 3 Trust[3]	8.728	8/1/27	16,975,459
14,345,000	NYC GO Tender Option Bond Series 2015-XF2155- 4 Trust[3]	8.727	8/1/27	18,666,288

				$63,100,505

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $48,250,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do

35        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$6,505,000
Sold securities	5,157,110

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$381,707,859
Market Value	$87,794,779
Market Value as % of Net Assets	3.67%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $96,766,175, representing 4.04% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S.

36        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is

37        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Federal Taxes (Continued)

attributable to the tax deferral of losses.

Federal tax cost of securities	$2,860,149,953[1]

Gross unrealized appreciation	$52,288,514
Gross unrealized depreciation	(506,252,259)

Net unrealized depreciation	$(453,963,745)

1. The Federal tax cost of securities does not include cost of $49,255,771, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note in Note 3.

6. Subsequent Event

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows Puerto Rico and its instrumentalities, with approval of the Oversight Board, to file cases to restructure debt and other obligations in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for additional Puerto Rican instrumentalities are expected to be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Subsequent to fiscal year end and through issuance date, the change in market value of the Fund’s investments in Puerto Rico securities had a negative impact on the Fund’s net assets by less than 1%.

38        OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/15/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	5/15/2017